OPERATING INCOME - Fees and Commissions Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fees and Commissions Expenses
Baking services	$ 1,242,590	$ 798,729	$ 587,531
Sales, collections and other services	708,803	619,715	558,038
Correspondent banking	406,567	307,308	213,850
Payments and collections	34,720	26,897	20,034
Others	197,486	108,034	182,132
Total expenses for commissions	$ 2,590,166	$ 1,860,683	$ 1,561,585